UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21528

THE ENDOWMENT REGISTERED FUND, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, SUITE 900, HOUSTON, TX	77027

(Address of principal executive offices)	(Zip code)
A. HAAG SHERMAN
THE ENDOWMENT REGISTERED FUND, L.P.
4265 SAN FELIPE, SUITE 900, HOUSTON, TX 77027

(Name and address of agent for service)

Registrant’s telephone number, including area code:	800-725-9456

Date of fiscal year end:	12/31/05

Date of reporting period:	06/30/05

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.

The Endowment Registered Fund, L.P.
Shareholder’s Report
June 30, 2005
(Unaudited)

THE ENDOWMENT REGISTERED FUND, L.P.
(A Limited Partnership)
Statement of Assets, Liabilities, and Partners’ Capital
June 30, 2005
(Unaudited)

ASSETS
Investments in the Master Fund, at estimated fair value	$48,199,475
Cash and cash equivalents	900,000
Prepaids and other assets	54,526

Total assets	49,154,001

LIABILITIES AND PARTNERS’ CAPITAL
Subscriptions received in advance	900,000
Payable to Adviser	124,684
Accounts payable and accrued expenses	68,907

Total liabilities	1,093,591

Partners’ capital	48,060,410

Total liabilities and partners’ capital	$49,154,001

See accompanying notes to financial statements.

1

THE ENDOWMENT REGISTERED FUND, L.P.
(A Limited Partnership)
Statement of Operations
Six Months Ended June 30, 2005
(Unaudited)

Net investment loss allocated from the Master Fund:
Interest and dividend income	$124,160
Expenses	(249,951)

Net investment loss allocated from the Master Fund	(125,791)

Investment income and expenses of the Fund:
Insurance expense	(23,453)
Directors fees	(27,452)
Legal expense	(21,677)
Servicing fees	(205,026)
Servicing fees waived	205,026
Other expenses	(31,166)

Net investment loss of the Fund	(103,748)

Net investment loss	(229,539)

Net realized and unrealized gain (loss) from investment transactions allocated from the Master Fund:
Net realized loss from investments, options and foreign currency	(21,138)
Net unrealized gain from investments, options and foreign currency	852,038

Net gain from investment transactions allocated from the Master Fund	830,900

Net increase in partners’ capital resulting from operations	$601,361

See accompanying notes to financial statements.

2

THE ENDOWMENT REGISTERED FUND, L.P.
(A Limited Partnership)
Statement of Changes in Partners’ Capital
Six Months Ended June 30, 2005 (Unaudited) and
Period Ended March 10, 2004 (Inception) through December 31, 2004

Contributions, net	$29,058,456
Net increase in partners’ capital resulting from operations:
Net investment loss	(451,151)
Net realized gain	68,928
Net unrealized gain	1,717,374

Net increase in partners’ capital resulting from operations	1,335,151

Partners’ capital at December 31, 2004	$30,393,607

Contributions, net	17,065,442
Net increase in partners’ capital resulting from operations:
Net investment loss	(229,539)
Net realized loss from investments, options and foreign currency	(21,138)
Net unrealized gain from investments, options and foreign currency	852,038

Net increase in partners’ capital resulting from operations	601,361

Partners’ capital at June 30, 2005	$48,060,410

See accompanying notes to financial statements.

3

THE ENDOWMENT REGISTERED FUND, L.P.
(A Limited Partnership)
Statement of Cash Flows

	Six Months	March 10, 2004
	Ended	(Inception) to
	June 30, 2005	December 31, 2004

	(Unaudited)
Cash flow from operating activities:
Net increase in partners’ capital resulting from operations	$601,361	$1,335,151
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash used in operating activities:
Net gain from investment transactions allocated from the Master Fund	(830,900)	(1,786,302)
Net investment loss allocated from the Master Fund	125,791	97,478
Purchases of investments	(17,082,542)	(29,053,634)
Proceeds from dispositions of investments	128,873	201,761
Decrease in prepaids and other assets	(38,541)	(15,985)
(Decrease) Increase in subscriptions received in advance	(1,980,000)	2,880,000
(Decrease) Increase in payable to Adviser	(7,633)	132,317
Increase in accounts payable and accrued expenses	38,149	30,758

Net cash used in operating activities	(19,045,442)	(26,178,456)

Cash flow from financing activities:
Contributions from partners	17,065,442	29,058,456

Net cash provided by financing activities	17,065,442	29,058,456

Net (decrease) increase in cash and cash equivalents	(1,980,000)	2,880,000
Cash and cash equivalents at beginning of period	2,880,000	—

Cash and cash equivalents at end of period	$900,000	$2,880,000

See accompanying notes to financial statements.

4

THE ENDOWMENT REGISTERED FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements
June 30, 2005
(Unaudited)

(1)	ORGANIZATION
      The Endowment Registered Fund, L.P. (the “Fund”), is a limited partnership organized under the laws of the state of Delaware. The Fund was registered and began operations on March 10, 2004 (“Inception”) as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund was created to serve as a feeder fund for The Endowment Master Fund, L.P. (the “Master Fund”). For convenience, reference to the Fund may include the Master Fund, as the context requires.
      The Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across all market cycles. The Fund pursues its investment objective by investing substantially all of its assets in the Master Fund, which invests its assets in a variety of investment vehicles including but not limited to limited partnerships and limited liability companies (collectively, the “Investment Funds”), registered investment companies and direct investments in marketable securities and derivative instruments. The Master Fund is a “fund of funds” and is intended to afford investors the ability to invest in a multi-manager portfolio, exhibiting a variety of investment styles and philosophies, in an attempt to achieve attractive risk adjusted returns over an extended period of time. The Fund’s investments are managed by a select group of investment managers identified by the Adviser, as hereinafter defined, to have investments that when grouped with other investments of the Fund result in a portfolio that is allocated more broadly across markets, asset classes, and risk profiles. The financial statements and notes of the Master Fund, including the schedule of investments, are an integral part of these financial statements, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The percentage of the Master Fund’s partnership interests owned by the Fund on June 30, 2005 was 14.62%.
      The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, the Adviser, or any committee of the Board.
      The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”). Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Fund’s investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the Fund (the “Servicing Agent”) and as such provides or procures investor services and administrative assistance for the Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.
      The General Partner and the Adviser are owned by Salient Endowment Enterprises, LLC, a limited liability company controlled by Messrs. Andrew B. Linbeck, Jeremy L. Radcliffe and A. Haag Sherman (“SEE”), Sanders Morris Harris Group, Inc. (“SMHG”), and John A. Blaisdell, J. Matthew Newtown, John E. Price and Adam L. Thomas (individually) and MWY Consulting, LLC, a limited liability company

5

THE ENDOWMENT REGISTERED FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements (Unaudited) — (Continued)
controlled by Mark W. Yusko (“MWY”). Such individuals, together with SEE, SMHG, and MWY are collectively referred to herein as the “Principals.” Messrs. Blaisdell, Linbeck, Sherman and Yusko are also members of the Investment Committee of the Adviser.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a)	BASIS OF ACCOUNTING
      The accompanying financial statements have been presented on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles.

(b)	CASH EQUIVALENTS
      The Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c)	INVESTMENT SECURITIES TRANSACTIONS
      The Fund records security transactions on a trade-date basis.
      Securities owned or sold, not yet purchased, are marked to estimated fair value at the date of the financial statements, and the corresponding unrealized gain or loss is included in the statement of operations.
      Realized gains or losses on the disposition of investments are accounted for based on the first in first out (“FIFO”) method.
      Distributions received from investments, whether in the form of cash or securities, are applied as a reduction of the cost of the investment.

(d)	VALUATION OF INVESTMENTS
      The valuation of the Fund’s investments will be determined as of the close of business at the end of any fiscal period, generally monthly. The valuation of the Fund’s investments is generally calculated by BISYS Fund Services Ohio, Inc. (“BISYS”), the Fund’s independent administrator (the “Independent Administrator”) in consultation with the Adviser. Prior to October 14, 2004, Citco Fund Services, Ltd. served as the Fund’s independent administrator (the “Former Administrator”) and thus handled the valuation for the Fund prior to such date (See footnote 6). The valuation procedures of the Fund’s underlying investments are reviewed by a committee approved by the Board that was established to oversee the valuation of the Fund’s investments (the “Valuation Committee”), in consultation with the Adviser and the Independent Administrator. The net assets of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses.
      Investments are valued as follows:

•	MASTER FUND — The Fund invests substantially all of its assets in the Master Fund. Investments in the Master Fund are accounted for using the equity method, which approximates fair value. Valuation of the investments held by the Master Fund is discussed in the notes to the Master Fund financial statements included elsewhere in this report.

(e) INTEREST AND DIVIDEND INCOME
      Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned on the accrual basis.

6

THE ENDOWMENT REGISTERED FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements (Unaudited) — (Continued)

(f)	FUND EXPENSES
      Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Fund bears all expenses incurred in its business, directly or indirectly through its investment in the Master Fund, including but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund’s account; legal fees; accounting, auditing and tax preparation fees; custodial fees; costs of computing the Fund’s net asset value; costs of insurance; registration expenses; certain offering costs; expenses of meetings of the partners; directors fees; all costs with respect to communications to partners; and other types of expenses as may be approved from time to time by the General Partner. Offering costs are amortized over a twelve-month period or less from the date they are incurred.

(g)	INCOME TAXES
      The Fund is not subject to federal, state, or local income taxes because such taxes are the responsibility of the individual partners in the Fund. Accordingly, no provision for income taxes has been made in the Fund’s financial statements.

(h)	USE OF ESTIMATES
      The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(i)	ORGANIZATIONAL EXPENSES
      The Fund’s organizational expenses (the “Organizational Expenses”) were initially borne by the Adviser or an affiliate thereof and for capital account allocation purposes assumed to be reimbursed, over not more than a 60 month period of time, notwithstanding that such Organizational Expenses were expensed in accordance with generally accepted accounting principles for Fund reporting purposes upon commencement of operations (as reflected in the statement of operations).

(3)	PARTNERS’ CAPITAL ACCOUNTS

(a)	ISSUANCE OF INTERESTS
      Upon receipt from an eligible investor of an application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the Fund will issue new Interests. The Interests have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. The Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Fund’s limited partnership agreement (the “LP Agreement”). The Fund reserves the right to reject any applications for Interests. The $900,000 in subscriptions received in advance as of June 30, 2005 represents subscriptions for Fund Interests received prior to the July 2005 closing.

7

THE ENDOWMENT REGISTERED FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements (Unaudited) — (Continued)

(b)	ALLOCATION OF PROFITS AND LOSSES
      For each fiscal period, generally monthly, net profits or net losses of the Fund, including allocations from the Master Fund, are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective investment percentages for the fiscal period. Net profits or net losses are measured as the net change in the value of the net assets of the Fund, including any net change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period, before giving effect to any repurchases by the Fund of Interests or portions of Interests.

(c)	REDEMPTION OF INTERESTS
      A partner will not be eligible to have the Fund repurchase all or any portion of an Interest at any time prior to the business day immediately preceding the one-year anniversary of the partner’s purchase of such Interest (or portion thereof) without incurring additional costs including an early repurchase fee. The Adviser, which also serves as the investment adviser of the Master Fund, expects that it will recommend to the Board that the Fund offer to repurchase such Interests each calendar quarter, pursuant to written tenders by partners. However, the Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Interests, if any, that will be purchased in any tender offer that it does approve. Since the Fund’s assets are invested in the Master Fund, the ability of the Fund to redeem its Interests in the Master Fund would be subject to the Master Fund’s repurchase policy. In addition, the Fund may determine not to conduct a repurchase offer each time the Master Fund conducts a repurchase offer. In the event Interests are redeemed, there will be a substantial period of time between the date as of which partners must tender their Interests for repurchase and the date they can expect to receive payment for their Interests from the Fund.

(4)	INVESTMENTS IN PORTFOLIO SECURITIES
      As of June 30, 2005, all of the investments made by the Fund were in the Master Fund. From December 31, 2004 through June 30, 2005, the aggregate cost of purchases and proceeds from sales of investments were $17,082,542 and $128,873, respectively. The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from its investments. The allocated taxable income is reported to the Fund by its investments on Schedules K-1 or 1099’s.

(5)	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK
      In the normal course of business, the Investment Funds in which the Fund may invest either directly or through the Master Fund will trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Fund’s risk of loss in these Investment Funds is limited to the value of the investment in such Investment Funds as reported by the Fund. In addition, the Master Fund may from time to time invest in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(6)	ADMINISTRATION AGREEMENT
      In consideration for administrative, accounting, and recordkeeping services, the Master Fund will pay the Independent Administrator a monthly administration fee (the “Administration Fee”) based on the month end net assets of the Master Fund. The Master Fund is charged, on an annual basis, 8 basis points on Master Fund net assets of up to $100 million, 7 basis points on Master Fund net assets between the amounts of $100 million and $250 million and 6 basis points for amounts over $250 million. The asset based fees are assessed based on month end net assets and are payable quarterly in arrears. The Independent Administrator will also provide

8

THE ENDOWMENT REGISTERED FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements (Unaudited) — (Continued)
the Master Fund with legal, compliance, tax, transfer agency, and other investor related services at an additional cost.
      Prior to October 14, 2004, Citco Fund Services, Ltd. served as the Fund’s independent administrator. The Master Fund paid the Former Administrator a monthly administration fee (the “Citco Administration Fee”) based on the month end net assets of the Master Fund. In addition, on a monthly basis, the Master Fund paid an annual fee for each separately managed account. The fees for Fund administration will be paid out of the Master Fund’s assets, which will decrease the net profits or increase the net losses of the partners in the Fund.

(7)	RELATED PARTY TRANSACTIONS

(a)	INVESTMENT MANAGEMENT FEE
      In consideration of the advisory and other services provided by the Adviser to the Master Fund, pursuant to the Investment Management Agreement, the Master Fund will pay the Adviser an investment management fee (the “Investment Management Fee”), equal to 1% on an annualized basis of the Master Fund’s net assets, calculated based on the NAV at the end of each month, payable quarterly in arrears. So long as the Fund invests all of its investable assets in the Master Fund, the Fund will not directly pay the Adviser a fee; however, the Fund’s Partners bear an indirect portion of the Investment Management Fee paid by the Master Fund. The Investment Management Fee will decrease the net profits or increase the net losses of the Master Fund and indirectly the Fund as the fees reduce the capital accounts of the Master Fund’s limited partners.

(b)	SERVICING FEE
      In consideration for providing or procuring investor services and administrative assistance to the Fund, the Adviser will receive a servicing fee (the “Servicing Fee”) equal to 1% (on an annualized basis) of each partner’s capital account balance, calculated at the end of each month, payable quarterly in arrears.
      The Adviser has chosen to waive the Servicing Fee since Inception of the Fund and will continue to do so at least until such time as the collective net asset value of all 1940 Act registered feeder funds, investing in the Master Fund exceeds $40 million and the initial offering costs of the Fund have been fully amortized. For the six months ended June 30, 2005, $205,026 in Servicing Fees has been waived by the Adviser. As of June 30, 2005 the Fund’s net asset value exceeded $40 million and all offering costs had been amortized. Therefore, beginning July 1, 2005 the Fund will eliminate the Servicing Fee waiver.

(c)	PLACEMENT AGENTS
      The Fund may engage one or more placement agents (each, a “Placement Agent”) to solicit investments in the Fund. Sanders Morris Harris, Inc. (“SMH”), an affiliate of SMHG and the Adviser, has been engaged by the Master Fund to serve as a Placement Agent. SMH is a full service investment banking, broker-dealer, asset management and financial services organization. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents.

(8)	INDEBTEDNESS OF THE FUND
      Pursuant to the Fund LP Agreement, the Fund may borrow up to, but not more than, 10% of the net assets of the Fund (at the time such borrowings were made and after taking into account the investment and/or deployment of such proceeds) for the purpose of making investments, funding redemptions and for other working capital and general Fund purposes. For purposes of the Fund’s investment restrictions and certain investment limitations under the 1940 Act, including for example, the Fund’s leverage limitations, the Fund will not “look through” Investment Funds in which the Fund invests. Investment Funds may also use

9

THE ENDOWMENT REGISTERED FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements (Unaudited) — (Continued)
leverage, whether through borrowings, futures, or other derivative products and are not subject to the Fund’s investment restrictions. However, such borrowings are without recourse to the Fund and the Fund’s risk of loss is limited to its investment in such Investment Funds. The rights of any lenders to the Fund to receive payments of interest or repayments of principal will be senior to those of the partners, and the terms of any borrowings may contain provisions that limit certain activities of the Fund.

(9)	FINANCIAL HIGHLIGHTS

	Six Months	March 10, 2004
	Ended	(Inception) to
	June 30, 2005	December 31, 2004

	(Unaudited)
Net investment loss to average partners’s capital(1,2)	(1.17)%	(2.64)%
Expenses to average partners’ capital(1,2)	1.80%	3.24%
Portfolio turnover(3)	4.35%	10.29%
Total return(4)	1.32%	1.01%
Partners’ capital, end of period	$48,060,410	$30,393,607
      None of the above calculations have been annualized unless otherwise indicated. The above calculations reflect the waiver of the Servicing Fees since Inception of the Fund. An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

(1)	Ratios are calculated by dividing by average partners’ capital measured at the beginning of the first month in the period and at the end of each month during the period. The 2005 ratios have been annualized.

(2)	Ratios include allocations of net investment loss and expenses from the Master Fund.

(3)	The Fund is invested exclusively in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund.

(4)	Calculated as geometrically linked monthly returns for each month in the period.

10

THE ENDOWMENT REGISTERED FUND, L.P.
(A Limited Partnership)
Supplemental Information (Unaudited)
June 30, 2005
Compensation of Directors
      The Master Fund, the Fund and the Endowment TEI Fund, L.P. together currently pay each Independent Director an annual fee of $7,500 paid quarterly, a fee of $2,000 per Board meeting ($5,000 for an organizational Board meeting), and a $500 fee per meeting for each member on the audit committee. In the interest of retaining Independent Directors of high quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.
Allocation of Investments
      The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2005.

Asset Class(1)	Fair Value	%

Domestic Equity	47,911,972	14.51%
International Equity(2)	62,330,303	18.87%
Opportunistic Equity	32,544,044	9.85%
Absolute Return	34,312,606	10.39%
Real Estate	24,800,680	7.51%
Natural Resources	38,901,589	11.78%
Private Equity	23,767,221	7.20%
Fixed Income	15,991,025	4.84%
Enhanced Fixed Income	49,711,953	15.05%

Total Investments	330,271,393	100.00%

(1)	The complete list of investments included in the following asset class categories are included in the schedule of investments of the Master Fund.

(2)	The International Equity asset class includes the value of a put option on the MSCI Emerging Markets Index.
Form N-Q Filings
      The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.
      Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

11

THE ENDOWMENT REGISTERED FUND, L.P.
(A Limited Partnership)
Supplemental Information (Unaudited) — (Continued)
Additional Information
      The Fund’s private placement memorandum (the “PPM”) includes additional information about directors of the Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.
Investment Management Agreement
      At a meeting of the Board held on January 16, 2004, the Board considered and approved the Investment Management Agreement between the Fund and the Adviser. In reviewing this agreement, the Board requested information, which was provided by the Adviser, that was reasonably necessary for the Board to evaluate the agreement, and was advised by counsel. Following its review, the Board concluded that the Investment Management Agreement enables the Fund’s partners to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of investors based upon the following determinations, among others:
      The nature, extent and quality of the advisory service to be provided. Based on the nature and quality of the services provided by the Adviser to the Master Fund prior to its registration as an investment company (as well as the services anticipated to be provided in the future), the Adviser’s management capabilities demonstrated with respect to the Master Fund, the Adviser’s management oversight process, and the professional qualifications and experience of the Adviser’s investment committee, the Board concluded that the Adviser is capable of providing high quality services to the Fund. The Board also concluded that the Adviser would provide the same quality and quantity of investment management and related services as provided in the past, and that these services are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.
      The investment performance of the Fund. The Board concluded, based on comparative performance information compiled by the Adviser, that the Master Fund’s investment performance was competitive or superior relative to comparable funds and to its benchmark index. On the basis of the Directors’ assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by the Adviser, the Directors concluded that the Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and competitive with many other comparable funds.
      The cost of advisory services provided and the level of profitability. On the basis of the Board’s review of the fees to be charged by the Adviser for investment advisory and related services, the Adviser’s financial information, the fees paid by the Adviser to the Master Fund’s sub-adviser, the Adviser’s estimated net management income resulting from its management of the Fund, and the estimated profitability of the Adviser’s relationships with the Fund, the Board concluded that the level of investment management fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Fund and the Adviser. Further, on the basis of comparative information supplied by the Adviser, the Board determined that the management fees and estimated overall expense ratio of the Fund were consistent with industry averages.
      The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. While noting that the management fees will not reduce as the level of Fund assets increases, the Board concluded that the management fees appropriately reflect the Fund’s current size, the current economic environment for the Adviser, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of management fees payable to the Adviser, in the future.

12

THE ENDOWMENT REGISTERED FUND, L.P.
(A Limited Partnership)
Supplemental Information (Unaudited) — (Continued)
      Benefits (such as soft dollars) to the Adviser from its relationship with the Fund. The Board concluded that other benefits derived by the Adviser from its relationship with the Fund are reasonable and fair, result from the provision of appropriate services to the Fund and investors therein, and are consistent with industry practice and the best interests of the Fund and its partners. In this regard, the Board noted that the Adviser does not realize “soft dollar” benefits from its relationship with the Fund.
      Other considerations. The Board also determined that the Adviser has made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its partners. The Directors also concluded that the Adviser has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by various fee waivers and expense limitation measures taken with respect to the Fund which may result in the Adviser waiving a substantial amount of fees or otherwise limiting Fund expenses for the benefit of the Fund’s partners.

13

The Endowment Master Fund, L.P.
Shareholder’s Report
June 30, 2005
(Unaudited)

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Statement of Assets, Liabilities, and Partners’ Capital
June 30, 2005
(Unaudited)

ASSETS
Investments in Investment Funds, at estimated fair value (cost $261,176,322)	$294,914,184
Investments in securities, at value (cost $30,185,052)	35,357,209
Cash and cash equivalents	337,641
Prepaid contributions to Investment Funds	1,000,000
Interest and dividends receivable	223,551
Prepaids and other assets	27,815
Foreign currency	8,005
Receivable from Adviser	5,759

Total assets	331,874,164

LIABILITIES AND PARTNERS’ CAPITAL
Line of credit	815,956
Management fees payable	800,162
Accounts payable and accrued expenses	396,699
Payable to Adviser	124,853
Administration fees payable	104,753

Total liabilities	2,242,423

Partners’ capital	329,631,741

Total liabilities and partners’ capital	$331,874,164

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
June 30, 2005
(Unaudited)

			% of
	Shares/		Partners’
	Par Value*	Fair Value	Capital

Investments in Investment Funds
Limited Partnerships and Limited Liability Companies
United States
Domestic Equity
Caduceus Capital II, L.P.		$5,506,983
Contrarian Capital Distressed Equity Fund, L.P.		4,994,458
Copper Arch Fund, L.P.		5,631,318
Criterion Institutional Partners, L.P.		2,010,989
Everglades Partners, L.P.		1,436,879
GMO U.S. Aggressive Long/ Short Fund (Onshore)		8,943,136
Leaf Investment Partners, L.P.		3,018,278
Sci-Tech Investment Partners, L.P.		968,004
Shumway Equity Fund, L.P.		3,121,356
The Raptor Global Fund, L.P.		6,853,026
Tiger Consumer Partners, L.P.		5,427,545
International Equity
Boyer Allan Pacific Partners, L.P.		8,352,905
CCM International Small Cap Value Fund, L.P.		1,010,458
Gradient Europe Fund		3,562,072
SR Global Fund — Asia Portfolio (Class B, L.P.)		5,202,829
SR Global Fund — Europe Portfolio (Class A, L.P.)		3,717,507
SR Global Fund — International Portfolio (Class C, L.P.)		3,805,914
SR Global Fund Japan Portfolio (Class H, L.P.)		3,524,535
SR Global Fund Emerging Markets Portfolio (Class G, L.P.)		6,436,860
Steel Partners Japan, L.P.		3,099,780
The Explorador Fund, L.P.		5,187,902
Torrey Pines Fund, LLC		7,217,765
Opportunistic Equity
AQR Absolute Return Institutional Fund, L.P.		5,286,593
Global Undervalued Securities Fund		8,003,345
GMO Mean Reversion Fund (Onshore)		9,396,949
Maverick Fund USA, Ltd.		6,485,800
Traxis Fund Onshore, L.P.		3,371,357
Absolute Return
Courage Special Situations Fund, (Class B, L.P.)		1,020,917
Courage Special Situations Fund, (Class C, L.P.)		6,109,790
Harbert Convertible Arbitrage Fund, L.P.		8,298,174
M&M Arbitrage, LLC		5,391,682
Silverback Partners, L.P.		5,293,100
Real Estate
Clarion CRA Hedge Fund, L.P.		8,945,938
Mercury Special Situations Fund		3,004,666
MONY/ Transwestern Realty Partners II		558,682
NL Ventures V, L.P.		2,300,000
See accompanying notes to schedule of investments.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
June 30, 2005 (Unaudited) — (Continued)

			% of
	Shares/		Partners’
	Par Value*	Fair Value	Capital

Security Capital, L.P.		5,251,180
Wells Street Partners, LLC		4,740,214
Natural Resources
Cambridge Energy, L.P.		7,825,216
The Ospraie Fund L.P.		8,351,754
Tocqueville Gold Partners, L.P.		4,847,063
Treaty Oak Partners, L.P.		7,582,376
Private Equity
Cap Royalty Partners L.P.		94,112
Cogene Biotech Ventures II, L.P.		18,628
Crosslink Crossover Fund IV, L.P.		4,491,356
PIPE Equity Partners LLC		6,285,953
Protégé Partners, L.P.		4,276,409
Q Investments		7,841,265
Sanderling Venture VI Co-Investment Fund, L.P.		255,681
Sanderling Venture VI, L.P.		118,276
Venture Capital Fund of America		385,541
Enhanced Fixed Income
Arx Global High Yield Securities Fund I L.P.		7,444,495
BDC Partners I, L.P.		10,675,371
Contrarian Capital Fund I, L.P.		6,827,729
Greylock Global Opportunity Fund, L.P.		7,373,454
Harbert Distressed Investment Fund, L.P.		7,692,157
Ore Hill, L.P.		2,204,492
Post Total Return Fund, L.P.		3,074,235

Total United States		280,154,449

Total Limited Partnerships and Limited Liability Companies (Cost $248,145,333)		280,154,449	84.99%
Passive Foreign Investment Corporations
United States
International Equity
India Capital Fund Ltd. A2 Shares	2,396	3,214,963
Neon Liberty Greater China Fund, LTD	500	526,195

Total United States		3,741,158
Republic of Mauritius
International Equity
Boyer Allan India Fund, Inc.	24,201	2,819,634

Total Republic of Mauritius		2,819,634

Total Passive Foreign Investment Corporations (Cost $5,493,577)		6,560,792	1.99%
See accompanying notes to schedule of investments.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
June 30, 2005 (Unaudited) — (Continued)

			% of
	Shares/		Partners’
	Par Value*	Fair Value	Capital

Cayman Company Limited by Shares
United States
Absolute Return
Overseas CAP Partners, Inc.	7,205	8,198,943

Total Cayman Company Limited by Shares (Cost $7,537,412)		8,198,943	2.49%

Total Investments in Investment Funds (Cost $261,176,322)		294,914,184
Investments in Securities
Registered Investment Companies
United States
International Equity
GMO Emerging Markets Fund III	224,401	4,565,560
Enhanced Fixed Income
GMO Global Bond Fund	408,326	4,420,020
Natural Resources
State Street Research Global Resources Fund	156,877	8,982,834
Tocqueville Gold Fund	40,492	1,312,346

Total United States		19,280,760

Total Registered Investment Companies (Cost $13,889,225)		19,280,760	5.84%
Closed End Funds
United States
Financial
Aberdeen Asia-Pacific Income Fund, Inc.	8,200	51,660
Blackrock Broad Investment Grade 2009 Term Trust	12,500	197,500
Blackrock Income Opportunity Trust	63,300	717,189
Ishares Trust	4,450	498,845
MFS Government Markets Income Trust	85,700	572,476
Morgan Stanley Government Income Trust	60,200	541,800
New America High Income Fund	126,300	267,756
Oppenheimer Multi-Sector Income Trust	41,600	395,616
Putnam Premier Income Trust	52,171	337,025

Total United States		3,579,867

Total Closed End Funds (Cost $3,518,740)		3,579,867	1.09%
Options
United States
Index
iShares MSCI Emerging Markets Index, September Put, 196.6104	47,810	85,424

Total United States		85,424

Total Options (Cost $450,000)		85,424	0.02%
See accompanying notes to schedule of investments.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
June 30, 2005 (Unaudited) — (Continued)

			% of
	Shares/		Partners’
	Par Value*	Fair Value	Capital

Fixed Income
United States
Treasuries
United States Treasury Bonds, 5.250%, 2/15/29	340,000	388,862
United States Treasury Notes TIPS, 3.375%, 1/15/07	125,000	158,245
United States Treasury Notes TIPS, 1.875%, 7/15/13	275,000	297,599
United States Treasury Notes TIPS, 2.00%, 7/15/14	150,000	159,569
United States Treasury Notes TIPS, 3.625%, 4/15/28	250,000	396,687
Agencies
Federal Home Loan Mortgage Corp., Pool E74790, 5.00%, 2/1/18	114,757	116,271
Federal Home Loan Mortgage Corp., Pool E75753, 5.50%, 3/1/14	52,345	53,777
Federal Home Loan Mortgage Corp., Series 2750, Class OB, 4.00%, 7/15/15	201,000	199,972
Federal Home Loan Mortgage Corp., Pool E92286, 5.00%, 11/1/17	23,407	23,697
Federal Home Loan Mortgage Corp., Pool E95383, 5.00%, 2/1/18	93,730	94,888
Federal Home Loan Mortgage Corp., Pool E94694, 5.50%, 2/1/18	36,003	36,973
Federal Home Loan Mortgage Corp., Pool B10507, 4.50%, 10/1/18	44,004	43,840
Federal Home Loan Mortgage Corp., Pool B14009, 5.00%, 5/1/19	92,290	93,396
Federal Home Loan Mortgage Corp, Pool C77936, 5.50% , 2/01/33	63,648	64,613
Federal Home Loan Mortgage Corp., Pool A10760, 5.50%, 6/1/33	15,226	15,452
Federal Home Loan Mortgage Corp., Pool A16536, 5.50%, 12/1/33	73,121	74,207
Federal Home Loan Mortgage Corp., Pool C01812, 5.50%, 4/1/34	352,005	357,237
Federal National Mortgage Association, Pool 380839, 6.12%, 11/1/08	300,360	314,273
Federal National Mortgage Association, Pool 254188, 5.50%, 1/1/09	174,040	176,483
Federal National Mortgage Association, Pool 545210, 5.92%, 10/1/11	230,010	247,557
Federal National Mortgage Association, Pool 730353, 4.50%, 7/1/18	35,409	35,274
Federal National Mortgage Association, Pool 767658, 5.00%, 2/1/19	177,312	179,507
Federal National Mortgage Association, Pool 415971, 6.00%, 11/1/28	56,847	58,427
Federal National Mortgage Association, Pool 689659, 6.00%, 3/1/33	97,747	100,250
See accompanying notes to schedule of investments.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
June 30, 2005 (Unaudited) — (Continued)

			% of
	Shares/		Partners’
	Par Value*	Fair Value	Capital

Federal National Mortgage Association, Pool 698979, 5.50%, 4/1/33	118,639	120,405
Federal National Mortgage Association, Pool 555528, 6.00%, 4/1/33	28,047	28,773
Federal National Mortgage Association, Pool 699436, 7.00%, 4/1/33	18,410	19,417
Federal National Mortgage Association, Pool 723874, 5.50%, 7/1/33	31,632	32,094
Federal National Mortgage Association, Pool 767299, 5.50%, 1/1/34	107,409	108,977
Federal National Mortgage Association, Pool 777737, 5.00%, 5/1/34	149,611	149,772
Federal National Mortgage Association, Pool 778316, 5.50%, 6/1/34	427,611	433,711
Federal National Mortgage Association, Pool 783382, 6.00%, 8/1/34	153,282	157,202
Government National Mortgage Association, Pool 451883, 6.00%, 7/15/28	63,058	65,189
Government National Mortgage Association, Series 2004-78, Class C, 4.658%, 4/16/29	250,000	251,641
Government National Mortgage Association, Pool 488259, 6.50%, 8/15/29	26,287	27,498
Government National Mortgage Association, Pool 501012, 6.50%, 4/15/31	3,660	3,827
Government National Mortgage Association, Pool 603650, 6.00%, 4/15/33	18,081	18,665
Government National Mortgage Association, Pool 80749, 4.125%, 10/20/33	643,252	652,956
Government National Mortgage Association, Pool 621822, 5.50%, 12/15/33	37,727	38,571
Government National Mortgage Association, Pool 562508, 5.50%, 2/15/34	114,847	117,399
Government National Mortgage Association, Pool 628111, 5.50%, 5/15/34	279,383	285,592
New Valley Generation II, Series 2001, 5.572%, 5/1/20	44,163	46,563
Overseas Private Investment Corp., 3.74%, 4/15/15	171,201	167,681
Asset Backed Securities
Alesco Preferred Funding LTD, Series 5A, Class C3, 6.314%, 12/23/34	200,000	202,812
American Business Financial Services 6.68% 7/15/33	300,000	306,095
Bank of America Mortgage Securities, Series 2004-8, Class 2B1, 6.00% 10/25/34	238,851	242,707
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-5, Class 4A4, 5.74% 6/25/32	71,398	71,691
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1, 5.11% 4/25/33	182,288	180,947
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 3A1, 5.37% 4/25/33	178,776	175,962
See accompanying notes to schedule of investments.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
June 30, 2005 (Unaudited) — (Continued)

			% of
	Shares/		Partners’
	Par Value*	Fair Value	Capital

Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB4, Class 3B2, 4.48% 12/25/34	198,447	194,108
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 2A2B, 4.84%, 4/25/35	287,559	286,750
Countrywine Alternative Loan Trust, Series 2005-19CB, Class A4, 5.50%, 06/25/35	247,495	249,326
Countrywide Home Loans, Series 2003.-3, Class M6, 6.21%, 7/25/32	100,000	102,718
Countrywide Home Loans, Series 2003.-20, Class 1A14, 5.50%, 7/25/33	164,890	166,617
CSFB Mortgage Securities Corp., Series 2001-AR24, Class CB2, 5.85%, 12/25/31	35,916	35,822
CSFB Mortgage Securities Corp., Series 2002-10, Class 1M2, 7.00%, 5/25/32	180,000	181,654
CSFB Mortgage Securities Corp., Series 2004-8, Class 4A4, 5.50%, 11/25/34	199,132	201,980
Diversified REIT Trust, Series 1999-1A, Class D, 6.78% 3/18/09	135,000	144,057
Drexel Burnham Lambert CMO Trust, Series V, Class 1, PO, 0%, 9/1/18	37,873	33,834
GSR Mortgage Loan Trust, Series 2004-11, Class B2, 4.629%, 9/25/34	298,956	295,780
GSR Mortgage Loan Trust, Series 2005-5F, Class 3A3, 5.00%, 06/25/35	325,000	323,781
Harborview Mortgage Loan Trust, Series, 2004-7, Class 3A2, 4.77%, 11/19/34	274,334	274,635
Impac Secured Assets Corp., Series 2002-3, Class M2, 6.55%, 8/25/32	175,000	186,113
JP Morgan Mortgage Trust, Series 2004-A1, Class 3A2, 5.04%, 02/25/34	273,443	273,101
JP Morgan Mortgage Trust, Series 2004-A3, Class 3A2, 5.00%, 07/25/34	190,650	191,985
Master Seasoned Securities Trust, Series 2004-1, Class 15B2, 6.25%, 8/25/17	263,979	271,726
Option One Mortgage Loan Trust, Series 2005-1, Class M6, 4.50%, 2/25/35	250,000	250,749
Residential Accredit Loans, Inc., Series 2003-QS7, Class M2, 6.00%, 4/25/33	130,849	134,601
Residential Asset Mortgage Products, Inc., Series 2004-SL2, Class A1, 6.50% 10/25/16	234,809	239,505
Structured Asset Securities Corp., Series 2003-4, Class A6, 5.00%, 2/25/33	165,452	166,086
Washington Mutual, Series 2003-S11, Class 1A, 5.00%, 11/25/33	84,061	83,334
Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class A1, 4.50%, 11/25/33	196,304	193,421
Wells Fargo Mortgage Backed Securities Trust, Series 2004-W, Class B2, 4.63%, 11/25/34	199,608	193,610
See accompanying notes to schedule of investments.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
June 30, 2005 (Unaudited) — (Continued)

			% of
	Shares/		Partners’
	Par Value*	Fair Value	Capital

Corporates
Consumer
General Motors Acceptance Corp., 6.125%, 1/22/08	50,000	48,401

Total United States		12,316,897
Canada
Corporates
Consumer
General Motors Nova Financial, 6.85%, 10/15/08	100,000	94,261
Total Fixed Income (Cost $12,327,087)		12,411,158	3.77%

Total Investments in Securities (Cost $30,185,052)		35,357,209

Total Investments (Cost $291,361,374)		$330,271,393	100.19%

*	Shares or par value is listed for each investment if it is applicable for that investment type.

CMO —	Collateralized Mortgage Obligation

PO —	Principal Only

REIT —	Real Estate Investment Trust

TIPS —	Treasury Inflation Protected Securities
See accompanying notes to schedule of investments.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Statement of Operations
Six Months Ended June 30, 2005
(Unaudited)

Investment income:
Dividend income (net of foreign tax of $100,002)	$563,467
Interest income	311,727

Total investment income	875,194

Expenses:
Management fees	1,554,261
Administration fees	108,208
Legal fees	38,000
Professional fees	36,845
Other expenses	148,624

Total expenses	1,885,938

Net investment loss	(1,010,744)

Net realized and unrealized gain (loss) from investments:
Net realized loss from investments, options and foreign currency	(59,313)
Net unrealized gain from investments, options and foreign currency	5,970,843

Net realized and unrealized gain on investments	5,911,530

Net increase in partners’ capital resulting from operations	$4,900,786

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Statement of Changes in Partners’ Capital
Six Months Ended June 30, 2005 (Unaudited) and Year Ended December 31, 2004

Partners’ capital at December 31, 2003	$109,262,447

Contributions	160,096,398
Distributions	(8,540,602)
Net increase in partners’ capital resulting from operations:
Net investment loss	(1,853,840)
Net realized loss from investments, options and foreign currency	2,038,564
Net unrealized gain from investments, options and foreign currency	19,213,060

Net increase in partners’ capital resulting from operations	19,397,784

Partners’ capital at December 31, 2004	$280,216,027

Contributions	51,919,080
Distributions	(7,404,152)
Net increase in partners’ capital resulting from operations:
Net investment loss	(1,010,744)
Net realized loss from investments, options and foreign currency	(59,313)
Net unrealized gain from investments, options and foreign currency	5,970,843

Net increase in partners’ capital resulting from operations	4,900,786

Partners’ capital at June 30, 2005	$329,631,741

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Statement of Cash Flows

	Six Months	For the Year
	Ended	Ended
	June 30, 2005	December 31, 2004

	(Unaudited)
Cash flow from operating activities:
Net increase in partners’ capital resulting from operations	$4,900,786	$19,397,784
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash used in operating activities:
Purchases of investments	(59,646,800)	(170,502,049)
Proceeds from disposition of investments	13,880,396	20,517,183
Net realized loss (gain)	59,313	(2,038,564)
Net unrealized gain	(5,970,843)	(19,213,060)
Accretion of bond discount	(5,517)	—
Decrease (Increase) in prepaid contributions to Investment Funds	9,500,000	(3,750,000)
Decrease (Increase) in interest and dividends receivable	379,244	(562,426)
Increase in prepaids and other assets	(14,798)	(13,017)
Increase in foreign currency	(8,745)	—
Increase in receivable from Adviser	—	(5,759)
Decrease in redemption payable	—	(352,872)
Increase in management fees payable	139,582	660,580
Increase in accounts payable and accrued expenses	132,798	205,966
(Decrease) Increase in payable to Adviser	(7,644)	132,497
Increase in administration fees payable	10,155	77,376
Decrease in subscriptions received in advance	—	(15,350,000)
Decrease in managed account fees payable	—	(11,698)
Decrease in professional fees payable	—	(57,000)

Net cash used in operating activities	(36,652,073)	(170,865,059)

Cash flow from financing activities:
Borrowings on line of credit	7,383,000	30,633,152
Repayments on line of credit	(16,536,559)	(20,663,637)
Contributions from partners	51,919,080	160,096,398
Distributions to partners	(7,404,152)	(6,671,480)

Net cash provided by financing activities	35,361,369	163,394,433

Net decrease in cash and cash equivalents	(1,290,704)	(7,470,626)
Cash and cash equivalents at beginning of period	1,628,345	9,098,971

Cash and cash equivalents at end of period	$337,641	$1,628,345

Supplemental disclosure of noncash activity:
Noncash distribution of investment	$—	$1,869,122
See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements
June 30, 2005
(Unaudited)

(1)	ORGANIZATION
      The Endowment Master Fund, L.P. (the “Fund”) is a limited partnership organized under the laws of the state of Delaware. The Fund began operations in April 2003 (“Inception”). The Fund operated as an unregistered investment vehicle until March 10, 2004, at which time it registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund is the master fund in a master-feeder structure in which there are currently six feeder funds.
      The Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across all market cycles. The Fund pursues its investment objective by investing its assets in a variety of investment vehicles including but not limited to limited partnerships and limited liability companies (collectively, the “Investment Funds”), registered investment companies and direct investments in marketable securities and derivative instruments. The Fund is a “fund of funds” and is intended to afford investors the ability to invest in a multi manager portfolio, exhibiting a variety of investment styles and philosophies, in an attempt to achieve attractive risk adjusted returns over an extended period of time. The Fund’s investments are managed by a select group of investment managers identified by the Adviser, as hereinafter defined, to have investments that when grouped with other investments of the Fund result in a portfolio that is allocated broadly across markets, asset classes, and risk profiles.
      The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, the Adviser, or any committee of the Board.
      The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”). Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Fund’s investment program subject to the ultimate supervision of the Board.
      The General Partner and the Adviser are owned by Salient Endowment Enterprises, LLC, a limited liability company controlled by Messrs. Andrew B. Linbeck, Jeremy L. Radcliffe and A. Haag Sherman (“SEE”), Sanders Morris Harris Group, Inc. (“SMHG”) and John A. Blaisdell, J. Matthew Newtown, John E. Price and Adam L. Thomas (individually) and MWY Consulting, LLC, a limited liability company controlled by Mark W. Yusko (“MWY”). Such individuals, together with SEE, SMHG and MWY, are collectively referred to herein as the “Principals.” Messrs. Blaisdell, Linbeck, Sherman and Yusko are also members of the Investment Committee of the Adviser.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a)	BASIS OF ACCOUNTING
      The accompanying financial statements have been presented on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements (Unaudited) — (Continued)

(b)	CASH EQUIVALENTS
      The Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c)	INVESTMENT SECURITIES TRANSACTIONS
      The Fund records security transactions on a trade-date basis.
      Securities owned or sold, not yet purchased, are marked to estimated fair value at the date of the financial statements, and the corresponding unrealized gain or loss is included in the statement of operations.
      Realized gains or losses on the disposition of investments are accounted for based on the first in first out (“FIFO”) method.
      Distributions received from investments, whether in the form of cash or securities, are applied as a reduction of the cost of the investment.

(d)	VALUATION OF INVESTMENTS
      The valuation of the Fund’s investments will be determined as of the close of business at the end of any fiscal period, generally monthly. The valuation of the Fund’s investments is generally calculated by BISYS Fund Services Ohio, Inc. (“BISYS”), the Fund’s independent administrator (the “Independent Administrator”) in consultation with the Adviser. Prior to October 14, 2004, Citco Fund Services, Ltd. served as the Fund’s independent administrator (the “Former Administrator”) and thus handled the valuation calculation for the Fund prior to such date (See footnote 7). The valuation procedures of the Fund’s underlying investments are reviewed by a committee approved by the Board that was established to oversee the valuation of the Fund’s investments (the “Valuation Committee”), in consultation with the Adviser and the Independent Administrator. The net assets of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses.
      Investments are valued as follows:

•	INVESTMENT FUNDS — Investments in Investment Funds are ordinarily valued at the valuations provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of those Investment Funds. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund’s investments in Investment Funds are carried at estimated fair value as determined by the Fund’s pro-rata interest in the net assets of each Investment Fund. Because of the inherent uncertainty of valuation, this estimated fair value may differ from the value that would have been used had a ready market for the investments in Investment Funds existed. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements.

•	SECURITIES LISTED ON A SECURITIES EXCHANGE — In general, the Fund values listed securities at their last sales price as of the last business day of the applicable period. If no sales occurred on that date, the securities are valued at the mean between the “bid” and “asked” prices at the close of trading on that date.

•	SECURITIES LISTED ON OVER-THE-COUNTER EXCHANGES — Securities listed on over-the-counter exchanges are valued at the last reported sales price on the date of determination, if available,

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements (Unaudited) — (Continued)

through the facilities of a recognized interdealer quotation system (such as securities in the NASDAQ National Market List) or at the NASDAQ Official Closing Price. If the last reported sales price is not available, the securities are valued at the mean between the “bid” and “asked” prices at the close of trading on that date.

•	OPTIONS — Options that are listed on a securities exchange or traded over-the-counter are valued at the mean between the closing “bid” and “asked” prices for such options on the date of determination.

•	SECURITIES NOT ACTIVELY TRADED — The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining indicative quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures.

•	OTHER — Where no value is readily available from an Investment Fund or other security or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund’s value, the Valuation Committee and/or the Board, in consultation with the Independent Administrator or the Adviser will determine, in good faith, the estimated fair value of the Investment Fund or security.

(e)	INTEREST AND DIVIDEND INCOME
      Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned on the accrual basis.

(f)	FUND EXPENSES
      Unless voluntarily or contractually assumed by the Adviser or another party, the Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund’s account; legal fees; accounting, auditing and tax preparation fees; custodial fees; costs of computing the Fund’s net asset value; costs of insurance; registration expenses; certain offering costs; expenses of meetings of the partners; directors fees; all costs with respect to communications to partners; and other types of expenses as may be approved from time to time by the General Partner. Offering costs are amortized over a twelve-month period or less from the date they are incurred.

(g)	INCOME TAXES
      The Fund itself is not subject to federal, state, or local income taxes because such taxes are the responsibility of the individual partners in the Fund. Accordingly, no provision for income taxes has been made in the Fund’s financial statements other than withholding tax on dividend income that is allocated to the Fund’s offshore feeders.

(h)	USE OF ESTIMATES
      The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements (Unaudited) — (Continued)

(i)	ORGANIZATIONAL EXPENSES
      The Fund’s organizational expenses (the “Organizational Expenses”) were initially borne by the Adviser or an affiliate thereof and for capital account allocation purposes assumed to be reimbursed, over not more than a 60 month period of time, notwithstanding that such Organizational Expenses were expensed in accordance with generally accepted accounting principles for Fund reporting purposes upon commencement of operations (as reflected in the statement of operations).

(3)	PARTNERS’ CAPITAL ACCOUNTS

(a)	ISSUANCE OF INTERESTS
      Upon receipt from an eligible investor of an application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the Fund will issue new Interests. The Interests have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. The Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Fund’s limited partnership agreement (the “LP Agreement”). The Fund reserves the right to reject any applications for subscription of Interests.

(b)	ALLOCATION OF PROFITS AND LOSSES
      For each fiscal period, generally monthly, net profits or net losses of the Fund are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective investment percentages for the fiscal period. Net profits or net losses are measured as the net change in the value of the net assets of the Fund, including any net change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period, before giving effect to any repurchases by the Fund of Interests or portions of Interests.

(c)	REDEMPTION OF INTERESTS
      A partner will not be eligible to have the Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. However, the Adviser expects that it will recommend to the Board that the Fund offer to repurchase Interests each calendar quarter, pursuant to written tenders by partners. The Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount, if any, that will be purchased in any tender offer that it does approve. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must accept the Fund’s offer to repurchase their Interests and the date they can expect to receive payment for their Interests from the Fund.

(4)	INVESTMENTS IN PORTFOLIO SECURITIES
      As of June 30, 2005, the Fund had investments in Investment Funds, registered investment companies and marketable securities in a separately managed account, which is managed by a sub-adviser (“Sub-Adviser”). The $1,000,000 in prepaid contribution to Investment Funds as of June 30, 2005 represents funding of a portion of the July 2005 investment in such funds. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners or advisors in the form of management fees ranging from 0.25% to 2.0% of net assets annually. In addition, many Investment Funds also provide for performance incentive fees/allocations ranging from 15% to 25% of an

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements (Unaudited) — (Continued)
Investment Fund’s net profits, although it is possible that such ranges may be exceeded for certain investment managers. These fees and incentive fees are in addition to the management fees charged by the Fund.
      In general, most of the Investment Funds in which the Fund invests, other than Investment Funds investing primarily in private equity, energy and real estate transactions, provide for periodic redemptions ranging from monthly to annually with lock up provisions usually for a period of up to four years. Investment Funds that do provide for periodic redemptions may, depending on the Investment Fund’s governing documents, have the ability to deny or delay a redemption request. For the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investments were $59,646,800 and $13,880,396 respectively.
      The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from its investments. The allocated taxable income is reported to the Fund by its investments on Schedules K-1 or 1099’s. As of June 30, 2005, the cost of the Fund’s investments was $291,361,374. Accordingly, unrealized appreciation and depreciation on investments was $42,643,140 and $3,733,121, respectively.

(5)	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK
      In the normal course of business, the Investment Funds in which the Fund invests trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Fund’s risk of loss in these Investment Funds is limited to the value of the investment in such Investment Funds as reported by the Fund. In addition, the Fund may from time to time invest in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(6)	DUE FROM BROKERS
      The Fund conducts business with various brokers for its investment activities. The clearing and depository operations for the investment activities are performed pursuant to agreements with the brokers. The Fund is subject to credit risk to the extent any broker with whom the Fund conducts business is unable to deliver cash balances or securities, or clear security transactions on the Fund’s behalf. The Fund monitors the financial condition of the brokers with which the Fund conducts business and believes the likelihood of loss under the aforementioned circumstances is remote.

(7)	ADMINISTRATION AGREEMENT
      In consideration for administrative, accounting, and recordkeeping services, the Fund will pay the Independent Administrator a monthly administration fee (the “Administration Fee”) based on the month end net assets of the Fund. The Fund is charged, on an annual basis, 8 basis points on Fund net assets of up to $100 million, 7 basis points on Fund net assets between the amounts of $100 million and $250 million and 6 basis points for amounts over $250 million. The asset based fees are assessed based on month end net assets and are payable in arrears. The Independent Administrator will also provide the Fund with legal, compliance, tax, transfer agency, and other investor related services at an additional cost.
      Prior to October 14, 2004, Citco Fund Services, Ltd. served as the Fund’s independent administrator. The Fund paid the Former Administrator a monthly administration fee (the “Citco Administration Fee”) based on the month end net assets of the Fund. In addition, on a monthly basis, the Fund paid an annual fee for each separately managed account.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements (Unaudited) — (Continued)
      The fees for Fund administration will be paid out of the Fund’s assets, which will decrease the net profits or increase the net losses of the partners in the Fund. As of June 30, 2005, the Fund had $329,631,741 in net assets. The total administration fee incurred for the six months ended June 30, 2005 was $108,208.

(8)	RELATED PARTY TRANSACTIONS

(a)	INVESTMENT MANAGEMENT FEE
      In consideration of the advisory and other services provided by the Adviser to the Fund pursuant to the Investment Management Agreement, the Fund will pay the Adviser an investment management fee (the “Investment Management Fee”), equal to 1% on an annualized basis of the Fund’s net assets calculated based on the Fund’s net asset value at the end of each month, payable quarterly in arrears. The Investment Management Fee will decrease the net profits or increase the net losses of the Fund that are credited to or debited against the capital accounts of its limited partners. For the six months ended June 30, 2005, Investment Management Fees were $1,554,261.

(b)	PLACEMENT AGENTS
      The Fund may engage one or more placement agents (each, a “Placement Agent”) to solicit investments in the Fund. Sanders Morris Harris, Inc. (“SMH”), an affiliate of SMHG and the Adviser, has been engaged by the Fund to serve as a Placement Agent. SMH is a full-service investment banking, broker-dealer, asset management and financial services organization. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents.

(9)	INDEBTEDNESS OF THE FUND
      Pursuant to the Fund LP Agreement, the Fund may borrow up to, but not more than, 10% of net assets of the fund (at the time such borrowings were made and after taking into account the investment and/or deployment of such proceeds) for the purpose of making investments, funding redemptions and for other working capital and general Fund purposes. For purposes of the Fund’s investment restrictions and certain investment limitations under the 1940 Act, including for example, the Fund’s leverage limitations, the Fund will not “look through” Investment Funds in which the Fund invests. Investment Funds may also use leverage, whether through borrowings, futures, or other derivative products and are not subject to the Fund’s investment restrictions. However, such borrowings are without recourse to the Fund and the Fund’s risk of loss is limited to its investment in such Investment Funds. The rights of any lenders to the Fund to receive payments of interest or repayments of principal will be senior to those of the partners, and the terms of any borrowings may contain provisions that limit certain activities of the Fund.
      The Fund maintains a credit facility for which the investments of the Fund serve as collateral for the facility. The maximum amount that can be borrowed is based on the value of the underlying collateral; provided, however, that the Fund’s fundamental policies provide that the Fund cannot borrow more than 10% of the value of the Fund’s net assets. As of June 30, 2005, $815,956 was outstanding under the credit facility at a current interest rate of 5.84%. The weighted average interest rate paid on the line of credit during the year was 5.34%.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements (Unaudited) — (Continued)

(10)	FINANCIAL HIGHLIGHTS

	Six Months	For the Year	April 1, 2003
	Ended	Ended	(Inception) to
	June 30, 2005	December 31, 2004	December 31, 2003

	(Unaudited)
Net investment loss to average partners’ capital(1)	(0.66)%	(0.92)%	(0.21)%
Expenses to average partners’ capital(1)	1.23%	1.40%	0.55%
Portfolio turnover	4.35%	10.29%	11.90%
Total return(2)	1.53%	8.90%	21.66%
Partners’ capital, end of period	$329,631,741	$280,216,027	$109,262,447
Average amount of borrowings outstanding during the period	$431,943	$233,334	—
      None of the above calculations have been annualized unless otherwise indicated. An investor’s return (and operating ratios) may vary from those reflected based on different fee and expense arrangements and the timing of capital transactions.

(1)	Ratios are calculated by dividing by average partners’ capital measured at the beginning of the first month in the period and at the end of each month during the period. The 2005 ratios have been annualized.

(2)	Calculated as geometrically linked monthly returns for each month in the period.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Supplemental Information (Unaudited)
June 30, 2005
Compensation of Directors
      The Fund, The Endowment Registered Fund, L.P. and The Endowment TEI Fund, L.P. together currently pay each Independent Director an annual fee of $7,500 paid quarterly, a fee of $2,000 per Board meeting ($5,000 for an organizational Board meeting), and a $500 fee per meeting for each member on the audit committee. In the interest of retaining Independent Directors of high quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.
Allocation of Investments
      The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2005.

Asset Class(1)	Fair Value	%

Domestic Equity	47,911,972	14.51%
International Equity(2)	62,330,303	18.87%
Opportunistic Equity	32,544,044	9.85%
Absolute Return	34,312,606	10.39%
Real Estate	24,800,680	7.51%
Natural Resources	38,901,589	11.78%
Private Equity	23,767,221	7.20%
Fixed Income	15,991,025	4.84%
Enhanced Fixed Income	49,711,953	15.05%

Total Investments	330,271,393	100.00%

(1)	The complete list of investments included in the following asset class categories are included in the schedule of investments of the Fund.

(2)	The International Equity asset class includes the value of a put option on the MSCI Emerging Markets Index.
Form N-Q Filings
      The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.
      Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Supplemental Information (Unaudited) — (Continued)
Additional Information
      The Fund’s private placement memorandum (the “PPM”) includes additional information about directors of the Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.
Investment Management Agreement and Sub-Advisory Agreement
      At a meeting of the Board held on January 16, 2004, the Board considered and approved the Investment Management Agreement between the Fund and the Adviser as well as the sub-advisory agreement between the Adviser and the Fund’s sub-adviser. In reviewing these agreements, the Board requested information, which was provided by the Adviser, that was reasonably necessary for the Board to evaluate the agreements, and was advised by counsel. Following its review, the Board concluded that the Investment Management Agreement and the sub-advisory agreement enable the Fund’s partners to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of investors based upon the following determinations, among others:
      The nature, extent and quality of the advisory service to be provided. Based on the nature and quality of the services provided by the Adviser to the Fund prior to its registration as an investment company (as well as the services anticipated to be provided in the future), the Adviser’s management capabilities demonstrated with respect to the Fund, the Adviser’s management oversight process, the professional qualifications and experience of the Adviser’s investment committee, and the sub-adviser’s management capabilities, the Board concluded that the Adviser and sub-adviser are capable of providing high quality services to the Fund. The Board also concluded that the Adviser and sub-adviser would provide the same quality and quantity of investment management and related services as provided in the past, and that these services are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.
      The investment performance of the Fund. The Board concluded, based on comparative performance information compiled by the Adviser, that the Fund’s investment performance was competitive or superior relative to comparable funds and to its benchmark index. On the basis of the Directors’ assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by the Adviser and the sub-adviser, the Directors concluded that the Adviser and sub-adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and competitive with many other comparable funds.
      The cost of advisory services provided and the level of profitability. On the basis of the Board’s review of the fees to be charged by the Adviser for investment advisory and related services, the Adviser’s financial information, the fees paid by the Adviser to the Fund’s sub-adviser, the Adviser’s estimated net management income resulting from its management of the Fund, and the estimated profitability of the Adviser’s relationships with the Fund, the Board concluded that the level of investment management fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Fund and the Adviser. Further, on the basis of comparative information supplied by the Adviser, the Board determined that the management fees and estimated overall expense ratio of the Fund were consistent with industry averages.
      The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. While noting that the management fees will not reduce as the level of Fund assets increases, the Board concluded that the management fees appropriately reflect the Fund’s current size, the current economic environment for the Adviser, and the competitive nature of the investment company market. In addition, the Board noted that it will have the

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Supplemental Information (Unaudited) — (Continued)
opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of management fees payable to the Adviser and sub-advisory fees payable to the sub-adviser, in the future.
      Benefits (such as soft dollars) to the Adviser or sub-adviser from its relationship with the Fund. The Board concluded that other benefits derived by the Adviser and sub-adviser from its relationship with the Fund, including any “soft dollar” benefits, are reasonable and fair, result from the provision of appropriate services to the Fund and investors therein, and are consistent with industry practice and the best interests of the Fund and its partners. In this regard, the Board noted that the Adviser does not realize “soft dollar” benefits from its relationship with the Fund.
      Other considerations. The Board also determined that the Adviser has made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its partners. The Directors also concluded that the Adviser has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by various fee waivers and expense limitation measures taken with respect to the feeder funds investing in the Fund which may result in the Adviser waiving a substantial amount of fees or otherwise limiting expenses for the benefit of the Fund’s partners.

This Page Intentionally Left Blank

Notes

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of	(b) Average Price Paid	(c) Total Number of	(d) Maximum Number
	Shares (or Units)	per Share (or Unit)	Shares (or Units)	(or Approximate Dollar
	Purchased		Purchases as Part of	Value) of Shares (or
			Publicly Announced	Units) that May Yet Be
			Plans or Programs	Purchased Under the
Plans or Programs
January 1, 2005 through January 31, 2005	$-	N/A	N/A	N/A
February 1, 2005 through February 28, 2005	$-	N/A	N/A	N/A
March 1, 2005 through March 31, 2005	$-	N/A	N/A	N/A
April 1, 2005 through April 30, 2005	$-	N/A	N/A	N/A
May 1, 2005 through May 31, 2005	$-	N/A	N/A	N/A
June 1, 2005 through June 30, 2005	$783,529	N/A	N/A	N/A
Total	$783,529
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
     The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
     There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
     (a)(1) Not applicable.
     (a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
     (a)(3) Not applicable.
     (b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Endowment Registered Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell

John A. Blaisdell Co-Principal Executive Officer

Date	8/25/05

By (Signature and Title)	/s/ Andrew B. Linbeck

Andrew B. Linbeck Co-Principal Executive Officer

Date	8/25/05

By (Signature and Title)	/s/ A. Haag Sherman

A. Haag Sherman Co-Principal Executive Officer

Date	8/25/05

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell

John A. Blaisdell Co-Principal Executive Officer

Date	8/25/05

By (Signature and Title)	/s/ Andrew B. Linbeck

Andrew B. Linbeck Co-Principal Executive Officer

Date	8/25/05

By (Signature and Title)	/s/ A. Haag Sherman

A. Haag Sherman Co-Principal Executive Officer

Date	8/25/05

By (Signature and Title)	/s/ John E. Price

John E. Price Principal Financial Officer

Date	8/25/05